Derivative Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Financial Instruments
Derivative Financial Instruments

27. Derivative Financial Instruments

Successor

        From time to time, we employ a variety of derivatives to manage exposures to interest rate and foreign currency risks. At December 31, 2014, we had interest rate swap agreements maturing through 2015 that the predecessor previously entered into with a subsidiary of AIG.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. Our interest rate swap agreements are recorded at fair value on our Consolidated Balance Sheets in Derivative liabilities (see Note 26—Fair Value Measurements). All of our derivatives were in a liability position at December 31, 2014. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        As of December 14, 2014 we do not apply hedge accounting and as a result we record changes in market values in income.

Predecessor

        At December 31, 2013, we had interest rate swap agreements entered into with a related party that matured through 2015. During the year ended December 31, 2013, we also had two interest rate cap agreements with an unrelated counterparty in connection with a secured financing transaction that were scheduled to mature in 2018. We prepaid the debt related to our interest rate cap agreements during the year ended December 31, 2013 and terminated our interest rate cap agreements.

        All our interest rate swap and foreign currency swap agreements have been or were designated as cash flow hedges and changes in fair value of cash flow hedges are recorded in OCI. Where hedge accounting is not achieved, the change in fair value of the derivative is recorded in income. We did not designate the interest rate cap agreements as hedges, and all changes in fair value were recorded in income.

        We have previously de-designated and re-designated certain of our derivative contracts. The balance accumulated in AOCI at the time of the de-designation is amortized into income over the remaining life of the previously hedged item. If the expected cash flows of the previously hedged item are no longer expected to occur, any related amounts remaining in AOCI would be immediately recognized in earnings.

        All of our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. Our interest rate swap agreements are recorded at fair value on our Consolidated Balance Sheets in Derivative liabilities (see Note 26—Fair Value Measurements). All of our derivatives were in a liability position at December 31, 2013. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following tables present notional amounts and fair values of derivatives outstanding at the following dates:

	Successor
	December 31, 2014
	Liability Derivatives
(Dollars in thousands)	Notional Value	Fair Value
Derivatives not qualifying for hedge accounting:
Interest rate swap agreements(a)	$51,630	$1,281

		$1,281

(a)	Converts floating interest rate debt into fixed rate debt.

	Predecessor
	December 31, 2013
	Liability Derivatives
(Dollars in thousands)	Notional Value	Fair Value
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$191,329	$8,348

		$8,348

(a)	Converts floating interest rate debt into fixed rate debt.

        We recorded the following in OCI related to derivative instruments for the respective periods:

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
Gain (Loss) (Dollars in thousands)		2013	2012
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,752	$11,318	$9,290
Amortization of balances of de-designated hedges and other adjustments	416	1,130	1,130
Income tax effect	(1,118)	(4,394)	(3,588)

Net changes in cash flow hedges, net of taxes	$2,050	$8,054	$6,832

(a)

Includes the following amounts for the following periods:

Period beginning January 1, 2014 and ending May 13, 2014 and the years ended December 31, 2013 and 2012 : (i) effective portion of the unrealized loss on derivative position recorded in OCI of $(93), $(677), and $(8,422) respectively; and (ii) amounts reclassified from AOCI into interest expense when cash payments were made or received on qualifying cash flow hedges of $2,845, for the period beginning January 1, 2014 and ending May 13, 2014.

        The following table presents the effect of derivatives recorded in Interest expense (Successor) and Other expenses (Predecessor) on the Consolidated Statements of Operations:

	Amount of Gain or (Loss) Recognized in Income on Derivatives
	Successor	Predecessor(a)
	Period beginning February 5, 2014 and ending December 31, 2014		Years Ended December 31,
		Period beginning January 1, 2014 and ending May 13, 2014

			2013	2012
(Dollars in thousands)
Derivatives designated as cash flow hedges:
Ineffectiveness of interest rate swap agreements(b)	$—	$(12)	$(53)	$(82)
Derivatives not designated as a hedge:
Interest rate cap agreements	—	—	61	558
Interest rate swap agreements	4,293	—	—	—
Reconciliation to Consolidated Statements of Operations:
Reclassification of amounts de-designated as hedges recorded in AOCI	—	(416)	(1,130)	(1,130)

Effect from derivatives	$4,293	$(428)	$(1,122)	$(654)

(a)	All components of each derivative's gain or loss were included in the assessment of effectiveness.
(b)	Amounts were presented as Interest rate swap agreements in the Predecessor financial statements.